INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of United States and foreign income (loss) before income taxes and minority interest

	Years ended December 31,
	2012	2011	2010
	(in thousands)
United States	$13,061	$18,671	$(44,144)
Foreign	(45,013)	(3,976)	(18,031)

Total	$(31,952)	$14,695	$(62,175)

Schedule of components of the provision (benefit) for income taxes

	Years ended December 31,
	2012	2011	2010
	(in thousands)
Current
Federal	$—	$17	$335
State	(40)	217	(9)
Foreign	4,643	2,339	3,554

Total Current	4,603	2,573	3,880

Deferred
Federal	—	—	—
State	—	—	—
Foreign	(2,211)	345	(765)

Total Deferred	(2,211)	345	(765)

Total	$2,392	$2,918	$3,115

Summary of unrecognized tax benefits

	Years ending December 31,
	2012	2011	2010
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB's)	$55,650	$56,513	$90,597
Additions based on tax positions related to the current year	80	121	2,063
Reductions based on tax positions related to the current year	—	—	(31,222)
Additions for tax positions related to prior years	—	176	352
Reductions for tax positions related to prior years	(1,288)	(1,160)	(3,877)
Settlements	—	—	—
Lapse of statute of limitations	(430)	—	(1,400)

Ending balance—gross unrecognized tax benefits (UTB's)	54,012	55,650	56,513

UTB's as a credit in deferred taxes	(39,402)	(39,758)	(39,758)
Federal benefit of state taxes	(2,312)	(2,338)	(2,338)

UTB's that would impact the effective tax rate	$12,298	$13,554	$14,417

Summary of the components of net deferred tax assets

	December 31, 2012	December 31, 2011
	(in thousands)
Deferred Tax Assets
Allowances and reserves	$16,743	$39,915
Deferred revenue and customer advances, net	3,349	8,222
Net operating loss carryforward	218,158	238,934
Tax credit carryforwards	103,910	106,243
Capital loss carryforwards	18,785	19,282
Writedown/amortization of intangible assets and goodwill	19,642	26,061
Fixed assets	7,500	6,804
Demo equipment income	7,308	7,463
Accrued warranties	66	780
Other	26,404	23,675

Total Deferred Tax Assets	$421,865	$477,379

Deferred Tax Liabilities
Prepaid expense	(155)	(86)
Deferred taxes on unremitted earnings of subsidiaries	—	(36)
Intangibles	—	(877)
Other	—	(6,369)

Total Deferred Tax Liabilities	$(155)	$(7,368)

Total Deferred Tax Assets (Liabilities)	$421,710	$470,011

Less: Valuation Allowance	$(418,285)	$(469,224)

Total Deferred Tax Assets (Liabilities)	$3,425	$787

Schedule of reconciliation of effective income tax rate and the federal statutory rate

	Years ended December 31,
	2012	2011	2010
	(in thousands)
Federal tax (benefit) at statutory rate	$(11,183)	$5,143	$(21,760)
State tax (benefit)/expense, net of federal income tax benefit	187	645	(918)
Tax benefit of convertible debentures	—	—	—
Stock compensation expense	996	900	1,042
Effect of differences in foreign tax rates	422	1,334	1,853
Tax on unremitted earnings of subsidiaries	—	—	(11)
Effect of tax rate changes on deferred taxes	7	(275)	151
Change in deferred tax valuation allowance	11,511	(3,877)	20,897
Tax credits	(358)	(430)	(1,002)
Other	810	(522)	2,863

Total Tax Expense	$2,392	$2,918	$3,115